Other financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of other financial assets	Other financial assets

	2023	2022

Foreign exchange portfolio	1,022,083	2,145,174
Receivables from IFAs	165,640	172,884
Compulsory and other deposits at Central Bank	2,956,896	1,119,169
Other financial assets	119,328	131,071
(-) Expected losses on other financial assets (i)	(55,204)	(51,109)
Total	4,208,743	3,517,189

Current	3,471,827	2,791,244
Non-current	736,916	725,945

(i)The reconciliation of gross carrying amount and the expected loss, according to IFRS 9, are presented in Note 14.

Summary of other financial liabilities	Other financial liabilities

	2023	2022

Foreign exchange portfolio	1,361,882	2,405,429
Structured financing (i)	1,841,790	1,933,522
Credit cards operations	7,234,116	4,987,390
Contingent consideration (ii)	571,723	566,930
Commitments subject to possible redemption (iii)	—	1,049,130
Lease liabilities	304,762	285,638
Others	917,103	326,174
Total	12,231,376	11,554,213

Current	11,974,989	11,014,262
Non-current	256,387	539,951

(i)Financing for maintenance of financial assets required to perform financial transactions.
(ii)Contractual contingent considerations mostly associated with the investment acquisition. The maturity of the total contingent consideration payment is up to 5 years and the contractual maximum amount payable is R$833,000 (the minimum amount is zero).
(iii)Related to the IPO transaction of XPAC Acquisition Corp. that occurred on August 3, 2021. The capital issued by XPAC Acquisition Corp. includes conditionally redeemable Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control.